Income Taxes - Summary of Components of Income Tax Expense Benefit (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal
Current					$ 0	$ 0
Deferred					1,851,000	(1,131,000)
State and local
Current					23,000	23,000
Deferred					(1,791,000)	2,293,000
Total current expense					23,000	23,000
Total deferred expense			$ (1,517,000)	$ (881,000)	60,000	1,162,000
Income tax provision (benefit)			1,497,000	$ 881,000	$ 83,000	$ 1,185,000
CBRE Acquisition Holdings Inc [Member]
Federal
Current		$ 0
Deferred		0
State and local
Current		0
Deferred		0
Income tax provision (benefit)	$ 0	$ 0	$ 0